Note 8 - Leases - Future Payments Due (Details)	Oct. 31, 2022 USD ($)
2023, operating	$ 382,716
2023, finance	42,868
2024, operating	331,438
2024, finance	42,868
2025, operating	55,023
2025, finance	42,868
2026, operating	0
2026, finance	55,715
Total undiscounted operating lease payments	769,177
Total undiscounted finance lease payments	184,319
Present value discount, operating	(39,424)
Present value discount, finance	(17,684)
Total lease liability, operating	729,753
Total lease liability, finance	$ 166,635